Themes US Cash Flow Champions ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 15.8%
Citizens Financial Group, Inc.	261	$15,245
Fifth Third Bancorp	389	18,209
Huntington Bancshares, Inc./OH	855	14,834
JPMorgan Chase & Co.	474	152,733
M&T Bank Corp.	96	19,342
PNC Financial Services Group, Inc.	233	48,634
US Bancorp	878	46,850
Wells Fargo & Co.	1,791	166,921
		482,768

Consumer Discretionary Products - 1.1%
Lennar Corp. - Class A	131	13,467
NVR, Inc. (a)	1	7,293
PulteGroup, Inc.	116	13,602
		34,362

Consumer Staple Products - 1.8%
Altria Group, Inc.	984	56,737

Financial Services - 13.7%
American Express Co.	323	119,494
Ameriprise Financial, Inc.	57	27,949
Apollo Global Management, Inc.	244	35,322
Bank of New York Mellon Corp.	421	48,874
Capital One Financial Corp.	373	90,400
Corpay, Inc. (a)	40	12,037
PayPal Holdings, Inc.	533	31,117
State Street Corp.	166	21,416
Synchrony Financial	223	18,605
T Rowe Price Group, Inc.	130	13,309
		418,523

Health Care - 17.9%
AbbVie, Inc.	650	148,519
Bristol-Myers Squibb Co.	1,188	64,081
Cardinal Health, Inc.	139	28,564
Cencora, Inc.	103	34,788
Cigna Group	154	42,385
Gilead Sciences, Inc.	731	89,723
Pfizer, Inc.	3,381	84,187
Regeneron Pharmaceuticals, Inc.	60	46,312
Royalty Pharma PLC - Class A	222	8,578
		547,137

Industrial Products - 1.4%
Snap-on, Inc.	30	10,338
Vertiv Holdings Co. - Class A	203	32,888
		43,226

Industrial Services - 0.7%
United Airlines Holdings, Inc. (a)	191	21,358

Insurance - 12.7%
Allstate Corp.	157	32,680
American International Group, Inc.	337	28,830
Arch Capital Group Ltd. (a)	208	19,951
Chubb Ltd.	218	68,042
Cincinnati Financial Corp.	92	15,025
Everest Group Ltd.	23	7,805
Hartford Insurance Group, Inc.	171	23,564
Loews Corp.	103	10,847
Markel Group, Inc. (a)	7	15,048
MetLife, Inc.	331	26,129
Principal Financial Group, Inc.	132	11,644
Progressive Corp.	342	77,880
Travelers Cos., Inc.	132	38,288
W R Berkley Corp.	180	12,622
		388,355

Materials - 0.2%
LyondellBasell Industries NV - Class A	150	6,495

Media - 8.4%
Airbnb, Inc. - Class A (a)	243	32,980
AppLovin Corp. - Class A (a)	150	101,073
Expedia Group, Inc.	73	20,681
Fox Corp. - Class A	124	9,061
Uber Technologies, Inc. (a)	1,163	95,029
		258,824

Oil & Gas - 19.6%
Cheniere Energy, Inc.	128	24,882
Chevron Corp.	973	148,295
ConocoPhillips	744	69,646
Coterra Energy, Inc.	444	11,686
Diamondback Energy, Inc.	111	16,687
EOG Resources, Inc.	320	33,603
Exxon Mobil Corp.	1,336	160,774
Marathon Petroleum Corp.	180	29,273
Occidental Petroleum Corp.	454	18,668
ONEOK, Inc.	353	25,945
Phillips 66	240	30,970
Valero Energy Corp.	183	29,791
		600,220

Retail & Wholesale - Discretionary - 3.6%
Carvana Co. (a)	72	30,385
eBay, Inc.	276	24,040
MercadoLibre, Inc. (a)	28	56,399
		110,824

Retail & Wholesale - Staples - 0.5%
Archer-Daniels-Midland Co.	284	16,327

Software & Technology Services - 1.5%
Cognizant Technology Solutions Corp. - Class A	289	23,987
Gen Digital, Inc.	324	8,810
Zoom Communications, Inc. - Class A (a)	153	13,202
		45,999

Tech Hardware & Semiconductors - 0.8%
HP, Inc.	554	12,343
NetApp, Inc.	121	12,958
		25,301
TOTAL COMMON STOCKS (Cost $2,795,319)		3,056,456

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b)	5,880	5,880
TOTAL MONEY MARKET FUNDS (Cost $5,880)		5,880

TOTAL INVESTMENTS - 99.9% (Cost $2,801,199)		3,062,336
Other Assets in Excess of Liabilities - 0.1%		1,934
TOTAL NET ASSETS - 100.0%		$3,064,270

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes US Cash Flow Champions ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,056,456	$–	$–	$3,056,456
Money Market Funds	5,880	–	–	5,880
Total Investments	$3,062,336	$–	$–	$3,062,336

Refer to the Schedule of Investments for further disaggregation of investment categories.